Accounts Payable, Accruals and Other Current Liabilities - Schedule of Account Payable, Accrued Expenses and Other Liabilities (Details) - USD ($)	Mar. 31, 2025		Jun. 30, 2024		Jun. 30, 2023
Schedule of Account Payable, Accrued Expenses and Other Liabilities [Line Items]
Accounts Payable	$ 618,520		$ 620,476		$ 632,820
Payroll payable	108,548		77,113		85,561
Other payable#	1,362,477	[1]	1,184,586	[1]	684,156	[2]
Account Payable, accrued expenses and other liabilities	3,974,986	[3]	2,670,249	[3],[4]	3,059,016	[4]
Majority Shareholder [Member]
Schedule of Account Payable, Accrued Expenses and Other Liabilities [Line Items]
Amount due to related parties	356,759	[5]	113,812	[5],[6]	1,052,677	[6]
Related Corporations [Member]
Schedule of Account Payable, Accrued Expenses and Other Liabilities [Line Items]
Amount due to related parties	$ 1,528,682	[7]	$ 674,262	[7],[8]	$ 603,802	[8]

[1]	The amount consists of payables owed to third party creditors, which are unsecured, interest-free and repayable on demand, and other payables due to operational use.
[2]	The amount consists of payables owed to third party creditors, which are unsecured, interest-free and repayable on demand, and other payables due to operational use.
[3]	See Note 12 for disclosure of related parties amounts.
[4]	See Note 13 for disclosure of related parties amounts.
[5]	The amount due to the Company’s major stockholders as of March 31, 2025 and June 30, 2024 are non-trade, unsecured, interest-free and repayable on demand.
[6]	The amount due to the Company’s major stockholders as of June 30, 2024 and 2023 is non-trade, unsecured, interest-free and repayable on demand.
[7]	The amount due to related corporations, which the Company’s major stockholders have controlling equity interest in, as of March 31, 2025 and June 30, 2024 are non-trade, unsecured, interest-free and repayable on demand.
[8]	The amount due to related corporations, which the Company’s major stockholders have controlling equity interest in, as of June 30, 2024 and 2023 are non-trade, unsecured, interest-free and repayable on demand.